TAXES	12 Months Ended
Mar. 31, 2025
TAXES
TAXES

NOTE 16 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Eshallgo HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000 for the year ended March 31, 2025.

PRC

Eshallgo WFOE, Junzhang Shanghai and Junzhang Beijing are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) and are taxed at the statutory income tax rate of 25%, with special preferable tax holiday.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The VIE, Junzhang Shanghai, is qualified as HNTE and has renewed its HNTE certificate in 2021. Therefore, Junzhang Shanghai is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law. However, as Junzhang Shanghai was also qualified as a small low-profit enterprise, it chose to enjoy the preferential tax rate of 5% for small low-profit enterprises since the year ended March 31, 2024.

For the years ended March 31, 2025, 2024 and 2023, Junzhang Shanghai’s subsidiaries, are recognized as small low-profit enterprises. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the taxable income not more than RMB3 million is subject to a reduced effective rate of 5% during the period from January 1, 2023 to December 31, 2027.

The estimated tax savings as a result of the Company’s preferential tax rates for the years ended March 31, 2025, 2024 and 2023 amounted to $203,826, $194,027 and $404,130, respectively. Per share effect of the tax savings were $0.01, $0.01 and $0.02 for the years ended March 31, 2025, 2024 and 2023, respectively.

(i) The components of the provision for income taxes from Cayman Islands, Hong Kong, and China are as follows:

	For the Years Ended
	March 31,
	2025	2024	2023
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	64,459	127,332	73,339
	64,459	127,332	73,339
Deferred tax provision (benefit)
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	48,979	(2,530)	34,490
	48,979	(2,530)	34,490
Income tax provision	$113,438	$124,802	$107,829

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended March 31, 2025, 2024 and 2023:

	For the Years Ended
	March 31,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Non-taxable items	—	0.2%	0.4%
Non-PRC entity not subject PRC income tax	(19.2)%	—	—
Effect of tax holiday and preferential tax rate	(4.7)%	(20.0)%	(29.3)%
Effect of change in tax rate	—	(2.8)%	—
Change in valuation allowance	(2.2)%	10.7%	13.5%
Others	—	(0.2)%	(1.8)%
Effective tax rate	(1.1)%	12.9%	7.8%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

(b) Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	March 31,	March 31,
Deferred tax assets	2025	2024
Allowance for credit loss	$100,603	$78,810
Reserve for inventory	909	4,580
Unutilized marketing expenditure	989	—
Operating lease liabilities	26,709	43,346
Net operating loss carried forward	233,046	383,524
Total deferred tax assets	362,256	510,260
Valuation allowance	(335,547)	(445,403)
Deferred tax assets, net of valuation allowance	$26,709	$64,857
Net off deferred tax liabilities	(21,096)	(17,272)
Deferred tax assets, net	$5,613	$47,585

	March 31,	March 31,
Deferred tax liabilities	2025	2024
Finance lease	$6,351	$—
Right-of-use assets	21,709	17,350
Deferred tax liabilities	28,060	17,350
Net off deferred tax assets	(21,096)	(17,272)
Deferred tax liabilities, net	$6,964	$78

Movement of the valuation allowance:

	March 31,	March 31,
Valuation allowance	2025	2024
Beginning balance	$445,403	$359,904
Current year addition (reduction)	(108,274)	104,207
Exchange difference	(1,582)	(18,708)
Ending balance	$335,547	$445,403

As of March 31, 2025 and 2024, the Company’s PRC entities had net operating loss carryforwards of approximately $4.7 million and $3.1 million, respectively, which will be available to offset future taxable income. As of March 31, 2025, these carryforwards will expire from 2025 through 2030 if not used. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not that its deferred tax assets derived from the net operating loss carried forward could not be realized due to uncertainty on future earnings in Junzhang Shanghai and some of its subsidiaries and the Company provided a 100% allowance for the deferred tax assets of these entities as of March 31, 2025.

(c) Taxes payable

Taxes payable consist of the following:

	March 31,	March 31,
	2025	2024
Income tax payable	$78,257	$126,041
Value added tax payable	137,640	133,694
Other taxes payable	2,445	8,975
Total taxes payable	$218,342	$268,710

(d) Uncertain tax position

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended March 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.